15. STOCK OPTIONS AND WARRANTS (Details 2) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant [Member]
Number of Shares
Beginning Balance Outstanding	193,334	193,334
Acquired in Blast merger	68,736
Granted	479,195	193,334
Exercised	(106,890)
Forfeited and Cancelled	(744)
Ending Balance Exercisable	633,631	193,334
Weighted Average Exercise Price
Beginning Balance Outstanding	$ 1.89	$ 1.89
Acquired in Blast merger	141.81
Granted	$ 3.42	$ 0.08
Exercised	$ 1.56
Forfeited and Cancelled	$ 33.60
Ending Balance Outstanding	$ 18.25	$ 1.89
Ending Balance Exercisable	$ 18.25	$ 1.90
Weighted Average Remaining Contract Term
Outstanding at beginning of period	4 years 0 months 15 days	0 years
Granted		4 years 0 months 15 days
Outstanding at Ending of period	2 years 5 months 5 days	4 years 0 months 15 days
Exercisable	2 years 5 months 5 days	4 years 0 months 15 days